Intangibles Assets - Summary of goodwil allocated to cash generating unit (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	S/ 1,754,291	S/ 2,069,238	S/ 1,805,890
Radioncologia S.A.C. (Radioncologia)
Disclosure of detailed information about intangible assets [line items]
Goodwill	10,237	10,237	10,237
Laboratorio Cantella S.A.C. (Cantella)
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,585	4,585	4,585
R&R Patólogos Asociados S.A.C. (R&R)
Disclosure of detailed information about intangible assets [line items]
Goodwill	23	23	23
Servimédicos S.A.C. (Servimédicos)
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,522	3,522	3,522
Clínica Bellavista S.A.C. (Bellavista)
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,219	2,219	2,219
Patología Oncológica S.A.C.
Disclosure of detailed information about intangible assets [line items]
Goodwill	621	621	621
Oncogenomics S.A.C.
Disclosure of detailed information about intangible assets [line items]
Goodwill	598	598	598
Promotora Médica Las Américas S.A.
Disclosure of detailed information about intangible assets [line items]
Goodwill	49,012	54,922	45,110
Instituto de Cancerología S.A.
Disclosure of detailed information about intangible assets [line items]
Goodwill	48,436	54,279	44,580
Laboratorio Médico Las Américas Ltda.
Disclosure of detailed information about intangible assets [line items]
Goodwill	44,585	49,961	41,034
Oncomedica S.A.
Disclosure of detailed information about intangible assets [line items]
Goodwill	261,558	293,106	240,732
Hospital y Clinica OCA S.A. de C.V.
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,309,765	1,572,202	S/ 1,412,629
Dentegra Seguros Dentales S.A.
Disclosure of detailed information about intangible assets [line items]
Goodwill	S/ 19,130	S/ 22,963